Segment and geographic information - Schedule of revenue by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 282,600	$ 249,913	$ 218,019
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	154,382	120,524	103,527
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	46,012	46,431	41,779
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	34,818	38,759	33,951
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	24,556	22,703	21,705
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,954	4,221	3,551
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 17,878	$ 17,275	$ 13,506